Fair Value Measurements - Summary of Changes in Fair Value of Company's Level 3 Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unobservable Input [Roll Forward]
Beginning Balance	$ 20	$ 20
Principal repayments received	(1)	0
Transfers out of level 3	0
Ending Balance	$ 19	$ 20